Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (37,157)	$ 126,230	$ 188,257
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	(6,290)	(14,889)	(19,385)
Reclassification adjustment for loss on derivative instruments realized in net income (Note 10)	8,798	10,440	7,737
Reclassification adjustment for loss on derivative instruments realized in property and equipment (Note 10)	1,789	1,164
Total other comprehensive income (loss)	4,297	(3,285)	(11,648)
Total comprehensive income (loss)	$ (32,860)	$ 122,945	$ 176,609